NET FINANCE COST (Tables)	12 Months Ended
Dec. 31, 2025
NET FINANCE COST
Schedule of finance income and cost

	For the year ended December 31,
In millions	2025	2024	2023
Interest expense
Interest expense on interest-bearing debt	$(62.1)	$(174.2)	$(158.9)
Interest expense on lease liabilities	(33.1)	(22.4)	(12.2)
Interest expense to related parties	—	(21.6)	(227.5)
Interest expense related to pension liabilities	(0.4)	(0.5)	(0.9)
Other interest expense	(2.1)	(0.3)	1.9
	(97.7)	(219.0)	(397.6)

Foreign currency exchange gains/(losses), net & other finance costs
Exchange rate gains/(losses)	19.3	(54.2)	(5.3)
Change in fair value of interest rate derivative instruments not used in hedge accounting	—	(1.1)	(2.5)
Other finance cost	(5.3)	(12.3)	(8.1)
	14.0	(67.6)	(15.8)

Loss on debt extinguishment	—	(31.8)	—

Interest income	6.4	8.8	6.4

Net finance cost	$(77.3)	$(309.6)	$(407.0)